Other payables and current liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other payables and current liabilities [Abstract]
Accrued tender expenses	$ 11,051	$ 6,863
Accrued construction costs	36,531	9,728
Accrued operating expenses	39,026	32,078
Accrued professional fees	10,816	7,197
Accrued dispute charges	9,700	9,700
Deferred income from government subsidies	24,731	19,806
Guarantee deposits from distributors	16,168	13,731
Accrued interest expenses	539	1,325
Accrued warranty provision (Note 2(o))	16,824	13,583	11,417	9,342
Accrued sales incentives costs	1,492	3,783
Others	1,261	1,157
Total other payables and current liabilities	$ 168,139	$ 118,951